Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2011 State [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 2031 And 2032 [Member]	Dec. 31, 2011 2031 And 2032 [Member]	Dec. 31, 2012 2021 [Member]	Dec. 31, 2011 2021 [Member]
Income Taxes [Line Items]
Statutory federal tax rate	35.00%
State corporate net income tax rates				5.00%	9.99%
Net income tax benefits	$ 33,565
Income tax benefits for qualifying capital expenditures	111,397
Regulatory liability amortization period	10 years
Expected tax refund	14,802
Decrease in current taxes payable	88,476
Increase in regulatory liabilities	190,389
Provision of bonus depreciation	50.00%	100.00%	100.00%
Reduction in state income tax expense		14,800
Deferred tax assets operating loss carryforward						118,327	76,064
Federal cumulative net operating loss						215,585		375,299
Recognized income tax benefit associated with stock options	2,121
Deferred tax assets operating loss carryforward, state								$ 249,895	$ 79,391